VIA EDGAR

September 2, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the Trust’s MUSQ Global Music Industry Index ETF, ROBO Global® Robotics and Automation Index ETF, ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 449, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-25-080747 on August 26, 2025 with an effective date of August 28, 2025.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski
Richard Malinowski